Expense Example, No Redemption {- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-15 - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Strategic Dividend & Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 668
3 Years	866
5 Years	1,080
10 Years	1,696
Fidelity Advisor Strategic Dividend & Income Fund: Class M
Expense Example, No Redemption:
1 Year	470
3 Years	724
5 Years	997
10 Years	1,776
Fidelity Advisor Strategic Dividend & Income Fund: Class C
Expense Example, No Redemption:
1 Year	176
3 Years	545
5 Years	939
10 Years	1,840
Fidelity Advisor Strategic Dividend & Income Fund: Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	894
Fidelity Advisor Strategic Dividend & Income Fund: Class Z
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	$ 738